Convertible notes at fair value (Details) - USD ($)				12 Months Ended
	Dec. 31, 2020	Jul. 30, 2020	Feb. 17, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022
Debt Instrument
Outstanding convertible notes						$ 0
Issuance costs related to notes				$ 44,000	$ 4,556,000
Shares issued	1,365,407
2020 Notes
Debt Instrument
Interest rate (in percent)						5.00%
July 2020 Notes
Debt Instrument
Notes issued at par			$ 13,100,000
Cash consideration receivable			$ 15,196,000
Shares issued		385,169
Fair value of the Call Option recorded as derivative liabilities		$ 11,466,000
Volatility		13.39%
Risk-free rate		0.09%
July 2020 Notes | Class A ordinary shares
Debt Instrument
Shares issued		1,925,848